UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Bond Index Fund (Initial Class and Class L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The investment objective of the Great-West Bond Index Fund (the “Fund”) is to seek investment results which track the total return of the Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Benchmark is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Fund is designed to meet the needs of investors who wish to participate in the overall performance of the U.S. investment grade sector.

The Fund’s tracking error (defined as the total return of the Fund minus the total return of the Benchmark) for 2012 was 0.20%. While the performance objective of this Fund is to track the return of the Benchmark, precise replication of the Benchmark is impractical. Consequently, specific issuer and issue selections within each sector category will impact performance. The Fund’s asset class and sector allocations, as well as duration targets, were maintained within the portfolio manager’s acceptable ranges.

Aggregate fixed income returns were positive in 2012, with all asset classes contributing to performance. Unlike in 2011, performance of government backed securities, including both debt and mortgage-backed securities (“MBS”), lagged U.S. corporates, commercial mortgage-backed securities (“CMBS”) and asset-backed securities performance. Corporates returned 9.82% for the year, with the Finance sector generating significant excess returns relative to Industrials and Utilities; 14.65% versus 7.55% and 7.53%, respectively. In general, lower quality outperformed higher quality across asset classes and sectors, and long duration outperformed intermediate and short duration. CMBS performance (9.67%) was in line with corporate debt, while MBS total return (2.59%) underperformed by a significant margin, despite the supply/demand imbalance caused by Federal Reserve buying of net MBS production.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2003	10,308.00	10,410.00
2004	10,646.10	10,861.69
2005	10,869.67	11,125.52
2006	11,283.80	11,607.26
2007	12,044.33	12,416.28

2008	12,815.17	13,066.89
2009	13,607.15	13,841.76
2010	14,492.22	14,747.01
2011	15,537.11	15,903.18
2012	16,143.06	16,572.70

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	3.90%	6.03%	4.90%
Class L	3.65%	--	4.83%*

* Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2012

Moody’s Rating	% of Fund Investments
A1	1.17%
A2	2.10%
A3	3.54%
Aa1	0.35%
Aa2	1.74%
Aa3	1.24%
Aaa	71.43%
Ba1	0.18%
Ba2	0.27%
Ba3	0.07%
Baa1	4.65%
Baa2	5.79%
Baa3	1.94%
Withdrawn Rating	0.07%
Not Rated	1.66%
Short Term Investments	3.80%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period (6/30/12 – 12/31/12)
Initial Class
Actual	$1,000.00	$1,017.90	$2.52*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.53*

Class L
Actual	$1,000.00	$1,017.50	$3.83**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.84**

* Expenses are equal to the Funds’s annualized expense ratio of 0.50% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.85%
	Avis Budget Rental Car Funding AESOP LLC
$1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017(a)	$1,057,599
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017(a)	1,072,681
1,000,000	Series 2012-3A, Class A 2.10%, 03/20/2019	1,020,089
2,437,500	Cronos Containers Program Ltd Series 2012-2A, Class A Series 144A(a) 3.81%, 09/18/2027	2,520,278
850,000	GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 01/15/2022	883,853
619,306	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3 5.50%, 08/25/2025	616,547

		7,171,047

Bank Loans — 0.29%
2,430,556	Express Scripts Inc Class A(b) 2.06%, 08/29/2016	2,422,960

Basic Materials — 1.78%
	Anglo American Capital PLC(a)
500,000	9.38%, 04/08/2014	549,660
1,200,000	9.38%, 04/08/2019	1,560,480
500,000	ArcelorMittal 6.13%, 06/01/2018	506,750
	Cliffs Natural Resources Inc
1,250,000	3.95%, 01/15/2018	1,258,104
500,000	5.90%, 03/15/2020	531,670
500,000	Dow Chemical Co 5.70%, 05/15/2018	594,637
	International Paper Co
500,000	5.30%, 04/01/2015	542,915
500,000	4.75%, 02/15/2022	565,768
2,000,000	Lubrizol Corp 6.50%, 10/01/2034	2,759,666
2,000,000	Plum Creek Timberlands LP 3.25%, 03/15/2023	1,966,548
	Rio Tinto Finance USA Ltd
500,000	9.00%, 05/01/2019(b)	686,764
500,000	7.13%, 07/15/2028	677,788
500,000	Teck Resources Ltd 4.50%, 01/15/2021	544,020
250,000	Vale Overseas Ltd 4.63%, 09/15/2020	270,125
	Xstrata Finance Canada Ltd(a)
1,000,000	1.80%, 10/23/2015	1,005,430
500,000	5.80%, 11/15/2016	564,454

Principal Amount			Value

Basic Materials — (continued)
$	500,000	6.00%, 11/15/2041	$541,731

			15,126,510

Communications — 2.13%
	500,000	Alltel Corp
		7.00%, 03/15/2016	593,088
	1,000,000	America Movil SAB de CV
		5.00%, 03/30/2020	1,163,472
		AT&T Inc
	500,000	5.60%, 05/15/2018	603,137
	500,000	6.15%, 09/15/2034	615,557
	1,000,000	5.35%, 09/01/2040	1,164,548
	1,098,000	British Sky Broadcasting Group PLC(a)
		9.50%, 11/15/2018	1,528,323
	500,000	Cellco Partnership / Verizon Wireless Capital LLC
		7.38%, 11/15/2013	528,484
	500,000	Comcast Corp
		5.15%, 03/01/2020	592,632
	1,000,000	Crown Castle Towers LLC(a)
		6.11%, 01/15/2020	1,204,483
	500,000	Deutsche Telekom International Finance BV(b)
		8.75%, 06/15/2030	749,122
	500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
		3.13%, 02/15/2016	523,616
	1,000,000	France Telecom SA
		5.38%, 07/08/2019	1,172,092
	1,000,000	Motorola Solutions Inc
		3.75%, 05/15/2022	1,021,714
	1,000,000	News America Inc
		8.50%, 02/23/2025	1,357,786
	500,000	Pearson Funding Two PLC(a)
		4.00%, 05/17/2016	537,595
	634,000	Southwestern Bell Telephone LP
		7.00%, 07/01/2015	728,316
	500,000	Telecom Italia Capital SA
		6.18%, 06/18/2014	527,000
	1,000,000	Telefonica Emisiones SAU
		5.46%, 02/16/2021	1,066,250
		Verizon Communications Inc
	500,000	5.85%, 09/15/2035	628,095
	500,000	6.00%, 04/01/2041	652,589
	500,000	Viacom Inc
		4.38%, 09/15/2014	529,758
	500,000	Vodafone Group PLC
		5.63%, 02/27/2017	586,727

			18,074,384

Consumer, Cyclical — 1.39%
	947,275	American Airlines 2011-1 Class A Pass Through Trust
		5.25%, 01/31/2021	995,823
	839,638	Continental Airlines 1999-1 Class A Pass Through Trust
		6.55%, 02/02/2019	915,206

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 2,929,182	CVS Pass-Through Trust 6.04%, 12/10/2028	$3,425,005
500,000	Home Depot Inc 5.40%, 03/01/2016	571,208
500,000	Hyatt Hotels Corp(a) 5.75%, 08/15/2015	548,887
250,000	Kia Motors Corp(a) 3.63%, 06/14/2016	262,060
500,000	Mattel Inc 4.35%, 10/01/2020	539,287
945,001	Northwest Airlines 2002-1 Class G-2 Pass Through Trust 6.26%, 11/20/2021	1,001,701
1,589,409	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016	1,829,728
500,000	Wal-Mart Stores Inc 6.20%, 04/15/2038	679,425
1,000,000	Whirlpool Corp 5.50%, 03/01/2013	1,008,032

		11,776,362

Consumer, Non-cyclical — 2.14%
3,000,000	AbbVie Inc(a) 1.75%, 11/06/2017	3,032,631
500,000	Alberto-Culver Co 5.15%, 06/01/2020	598,612
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,341,783
500,000	Anheuser-Busch Cos Inc 5.95%, 01/15/2033	625,227
1,000,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	1,642,273
2,100,000	Avon Products Inc(c) 6.50%, 03/01/2019	2,265,549
1,000,000	DENTSPLY International Inc 2.75%, 08/15/2016	1,037,527
1,000,000	Diageo Investment Corp 2.88%, 05/11/2022	1,032,275
750,000	Ingredion Inc 4.63%, 11/01/2020	837,431
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	526,809
500,000	Mondelez International Inc 5.38%, 02/10/2020	603,631
1,000,000	Moody’s Cor p 4.50%, 09/01/2022	1,069,147
250,000	SABMiller PLC(a) 6.50%, 07/01/2016	293,371
500,000	Woolworths Ltd(a) 2.55%, 09/22/2015	519,354
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,357,416
1,000,000	5.95%, 04/01/2037	1,333,966

		18,117,002

Principal Amount		Value

Energy — 2.66%
$ 1,300,000	BP Capital Markets PLC 4.74%, 03/11/2021	$1,522,344
1,000,000	Canadian Oil Sands Ltd(a) 4.50%, 04/01/2022	1,091,064
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,281,339
500,000	EQT Corp 8.13%, 06/01/2019	618,914
1,250,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016	1,470,390
2,685,200	Kern River Funding Corp(a) 4.89%, 04/30/2018	2,967,586
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	605,787
500,000	Northwest Pipeline GP 7.13%, 12/01/2025	656,584
750,000	Panhandle Eastern Pipe Line Co LP 6.20%, 11/01/2017	897,460
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,363,788
	Petrobras International Finance Co - Pifco	569,178
500,000	5.75%, 01/20/2020
750,000	6.75%, 01/27/2041	950,315
500,000	Petroleos Mexicanos 6.50%, 06/02/2041	627,500
500,000	Phillips 66(a) 4.30%, 04/01/2022	558,710
250,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014	268,502
1,000,000	Talisman Energy Inc 6.25%, 02/01/2038	1,197,880
1,000,000	Tennessee Gas Pipeline Co LLC 7.00%, 10/15/2028	1,366,463
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,224,565
	Transocean Inc
500,000	4.95%, 11/15/2015	547,463
500,000	6.00%, 03/15/2018	579,895
	Valero Energy Corp
500,000	6.13%, 06/15/2017	595,711
500,000	7.50%, 04/15/2032	641,501
750,000	Weatherford International Ltd/Bermuda 9.63%, 03/01/2019	978,476

		22,581,415

Financial — 8.54%
500,000	Allstate Corp 5.35%, 06/01/2033	591,680
1,000,000	American Express Co 8.15%, 03/19/2038	1,627,309
1,000,000	American Honda Finance Corp(a) 7.63%, 10/01/2018	1,296,462

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Financial — (continued)
$ 500,000	Ameriprise Financial Inc
	5.30%, 03/15/2020	$	591,851
	Bank of America Corp
1,000,000	4.90%, 05/01/2013		1,013,643
500,000	4.50%, 04/01/2015		532,963
500,000	5.75%, 12/01/2017		582,798
500,000	Bank of America NA
	6.00%, 10/15/2036		612,638
500,000	Barclays Bank PLC
	5.00%, 09/22/2016		560,444
1,410,775	BGS CTL(a)(d)
	6.36%, 06/15/2033		1,645,836
500,000	Camden Property Trust
	5.38%, 12/15/2013		520,558
1,500,000	Canadian Imperial Bank of Commerce/Canada
	0.90%, 10/01/2015		1,506,465
500,000	Charles Schwab Corp
	4.45%, 07/22/2020		565,031
	Citigroup Inc
500,000	6.13%, 11/21/2017		595,078
1,000,000	8.50%, 05/22/2019		1,344,637
500,000	5.38%, 08/09/2020		589,224
500,000	6.63%, 01/15/2028		601,469
500,000	5.85%, 12/11/2034		586,216
500,000	CME Group Inc(a)
	4.40%, 03/15/2018		568,346
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
	3.38%, 01/19/2017		1,074,286
750,000	Deutsche Bank AG/London
	3.45%, 03/30/2015		790,761
1,000,000	Duke Realty LP
	6.75%, 03/15/2020		1,209,088
1,000,000	Fifth Third Bancorp
	3.50%, 03/15/2022		1,048,075
	Ford Motor Credit Co LLC
1,000,000	12.00%, 05/15/2015		1,227,500
1,500,000	3.00%, 06/12/2017		1,541,137
1,500,000	6.63%, 08/15/2017		1,752,699
1,000,000	8.13%, 01/15/2020		1,281,377
	General Electric Capital Corp
500,000	5.63%, 09/15/2017		589,861
1,000,000	4.63%, 01/07/2021		1,134,296
1,000,000	6.75%, 03/15/2032		1,298,734
	Goldman Sachs Group Inc
750,000	5.13%, 01/15/2015		805,714
1,000,000	5.75%, 10/01/2016		1,137,863
500,000	6.15%, 04/01/2018		587,384
1,000,000	6.25%, 02/01/2041		1,226,921
500,000	Health Care Inc
	2.25%, 03/15/2018		499,579
500,000	HSBC Finance Corp
	5.50%, 01/19/2016		558,728
	HSBC Holdings PLC
500,000	5.10%, 04/05/2021		590,440
1,000,000	4.88%, 01/14/2022		1,160,568
1,000,000	6.10%, 01/14/2042		1,330,567
1,000,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017		1,056,010

Principal Amount			Value

Financial — (continued)
$ 2,100,000	International Lease Finance Corp(a)
	6.75%, 09/01/2016	$	2,357,250
	Jefferies Group Inc
500,000	3.88%, 11/09/2015		516,250
500,000	8.50%, 07/15/2019		597,500
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014		531,772
1,000,000	6.00%, 01/15/2018		1,197,187
1,000,000	4.35%, 08/15/2021		1,118,237
500,000	JPMorgan Chase Bank NA
	6.00%, 10/01/2017		591,920
	KFW
1,000,000	4.88%, 01/17/2017		1,162,100
1,000,000	4.38%, 03/15/2018		1,164,300
500,000	2.75%, 09/08/2020		540,650
500,000	Landwirtschaftliche Rentenbank
	2.38%, 09/13/2017		534,100
500,000	Lincoln National Corp
	6.25%, 02/15/2020		598,250
500,000	Merrill Lynch & Co Inc
	6.05%, 05/16/2016		550,429
1,000,000	MetLife Inc
	6.50%, 12/15/2032		1,304,841
1,045,000	Metropolitan Life Global Funding I(a)
	3.65%, 06/14/2018		1,143,966
	Morgan Stanley
750,000	6.00%, 05/13/2014		794,227
500,000	6.63%, 04/01/2018		589,287
500,000	5.63%, 09/23/2019		565,490
500,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015		523,388
500,000	New York Life Insurance Co(a)
	6.75%, 11/15/2039		691,607
500,000	Nomura Holdings Inc
	5.00%, 03/04/2015		530,131
500,000	Oesterreichische Kontrollbank AG
	1.75%, 10/05/2015		515,450
1,000,000	Pacific LifeCorp(a)
	6.00%, 02/10/2020		1,116,269
1,000,000	PNC Bank NA
	4.88%, 09/21/2017		1,146,917
500,000	Protective Life Corp
	8.45%, 10/15/2039		652,082
950,000	Prudential Covered Trust 2012-1(a)
	3.00%, 09/30/2015		985,161
	Prudential Financial Inc
500,000	6.10%, 06/15/2017		589,758
250,000	5.38%, 06/21/2020		292,257
3,000,000	Santa Rosa Leasing LLC
	1.47%, 11/03/2024		3,002,121
500,000	Simon Property Group LP
	4.20%, 02/01/2015		530,252
1,000,000	SLM Corp
	5.38%, 05/15/2014		1,045,514
2,750,000	SunAmerica Financial Group Inc
	7.50%, 07/15/2025		3,474,207
250,000	Susa Partnership LP
	7.50%, 12/01/2027		318,926

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Financial — (continued)
$500,000	Teachers Insurance & Annuity Association of America(a)
	6.85%, 12/16/2039	$678,137
500,000	Toronto-Dominion Bank(a)
	2.20%, 07/29/2015	521,000
500,000	UBS AG/Stamford CT
	4.88%, 08/04/2020	580,985
337,000	Wachovia Bank NA
	4.80%, 11/01/2014	361,720
	Wells Fargo & Co
500,000	5.13%, 09/15/2016	563,140
500,000	5.38%, 02/07/2035	606,520

		72,417,534

Foreign Government Obligations — 3.02%
	Brazilian Government International Bond
500,000	7.88%, 03/07/2015	572,500
500,000	6.00%, 01/17/2017	590,000
500,000	4.88%, 01/22/2021(c)	602,500
500,000	Canada Government International Bond
	2.38%, 09/10/2014	517,745
	European Investment Bank
500,000	3.00%, 04/08/2014	516,245
500,000	2.88%, 01/15/2015	524,299
500,000	5.13%, 09/13/2016	579,000
2,000,000	5.13%, 05/30/2017	2,363,000
500,000	2.88%, 09/15/2020	540,671
	Export-Import Bank of Korea
2,000,000	1.25%, 11/20/2015	2,003,324
500,000	4.00%, 01/29/2021	537,606
1,000,000	Hydro-Quebec
	1.38%, 06/19/2017	1,013,400
1,000,000	International Bank for Reconstruction & Development
	7.63%, 01/19/2023	1,497,450
1,000,000	Israel Government AID Bond
	5.50%, 12/04/2023	1,322,639
	Mexico Government International Bond
500,000	5.63%, 01/15/2017	580,000
500,000	5.13%, 01/15/2020	597,500
500,000	6.75%, 09/27/2034	720,000
	Province of British Columbia
1,000,000	2.10%, 05/18/2016	1,050,800
1,000,000	2.65%, 09/22/2021	1,052,085
1,000,000	7.25%, 09/01/2036	1,607,942
1,000,000	Province of Manitoba Canada
	2.63%, 07/15/2015	1,054,000
	Province of Ontario Canada
500,000	4.10%, 06/16/2014	526,989
1,000,000	2.30%, 05/10/2016	1,052,000
3,000,000	1.65%, 09/27/2019	2,998,200
1,000,000	4.40%, 04/14/2020	1,177,649

		25,597,544

Principal Amount		Value

Industrial — 1.42%
$500,000	Agilent Technologies Inc
	5.50%, 09/14/2015	$557,153
	Amphenol Corp
500,000	4.75%, 11/15/2014	532,754
1,000,000	4.00%, 02/01/2022	1,057,481
1,000,000	BAE Systems PLC(a)
	3.50%, 10/11/2016	1,054,369
750,000	Brambles USA Inc(a)
	5.35%, 04/01/2020	835,731
888,276	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust
	4.97%, 04/01/2023	979,841
887,480	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	989,540
448,015	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013	479,942
500,000	Kennametal Inc
	3.88%, 02/15/2022	522,103
500,000	Lennox International Inc
	4.90%, 05/15/2017	544,663
1,000,000	Smiths Group PLC(a)
	3.63%, 10/12/2022	994,178
1,038,547	Union Pacific Railroad Co 2006 Pass Through Trust
	5.87%, 07/02/2030	1,218,308
449,660	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031	555,672
1,325,000	United Technologies Corp
	6.05%, 06/01/2036	1,744,038

		12,065,773

Mortgage-Backed Securities — 32.46%
1,435,837	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029	1,542,642
	Bear Stearns Commercial Mortgage Securities
471,681	Series 2003-PWR2, Class A4 5.19%, 05/11/2039	480,337
1,330,000	Adjusted Series 2005-T20, Class A4A 5.15%, 10/12/2042(b)	1,475,598
	Federal Home Loan Mortgage Corp
2,000,000	4.50%, 01/15/2014	2,088,846
2,500,000	3.00%, 07/28/2014	2,605,505
1,250,000	2.88%, 02/09/2015	1,317,007
1,250,000	5.50%, 07/18/2016	1,468,291
145,576	5.00%, 12/01/2017	155,882
142,466	5.50%, 02/01/2018	153,434
129,975	5.00%, 04/01/2018	139,265
145,867	5.50%, 05/01/2018	157,112
267,579	5.00%, 08/01/2018	287,883
1,000,000	3.75%, 03/27/2019	1,155,918
150,671	5.00%, 12/01/2020	162,269

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 169,761	4.00%, 01/01/2021	$180,269
189,706	5.00%, 04/01/2021	204,308
79,164	5.00%, 05/01/2021	85,258
122,684	5.50%, 05/01/2021	132,405
252,043	5.50%, 06/01/2022	274,608
60,567	5.00%, 03/01/2023	64,955
321,695	4.50%, 06/01/2024	345,894
422,518	5.00%, 09/01/2024	461,257
415,405	4.00%, 02/01/2025	439,170
577,099	3.50%, 12/01/2025	618,230
1,825,773	4.00%, 05/01/2026	1,930,793
863,167	3.50%, 08/01/2026	921,449
1,791,549	3.00%, 12/01/2026	1,910,874
1,660,292	3.00%, 04/01/2027	1,745,970
37,402	7.50%, 05/01/2027	44,927
968,542	2.50%, 09/01/2027	1,012,631
2,729,931	3.00%, 09/01/2027	2,881,044
23,623	6.50%, 04/01/2029	27,658
4,972	7.50%, 08/01/2030	6,063
1,137,771	6.50%, 11/01/2032	1,292,033
1,994,985	3.00%, 12/01/2032	2,095,452
569,667	5.50%, 06/01/2033	619,850
254,198	4.50%, 08/01/2033	273,572
121,288	5.00%, 02/01/2034	131,726
134,056	5.00%, 07/01/2034	144,923
550,734	5.00%, 09/01/2035	606,254
220,831	6.00%, 03/01/2036	241,837
112,076	6.00%, 04/01/2036	122,724
483,402	5.50%, 05/01/2036	523,115
711,004	5.00%, 06/01/2036	767,750
305,787	6.00%, 11/01/2036	333,250
208,776	6.00%, 12/01/2036	227,527
785,786	5.50%, 05/01/2037	864,909
1,378,556	5.50%, 10/01/2037	1,526,274
578,974	6.50%, 11/01/2037	658,936
200,778	6.00%, 04/01/2038	219,312
1,540,708	5.50%, 05/01/2038	1,671,401
504,736	5.00%, 06/01/2038	543,126
637,624	4.50%, 06/01/2039	706,147
1,151,705	4.50%, 07/01/2039	1,274,396
1,575,815	4.50%, 11/01/2039	1,690,994
2,850,147	4.00%, 12/01/2039	3,043,585
763,472	5.00%, 12/01/2039	842,537
2,101,122	4.50%, 05/01/2040	2,318,387
1,701,827	5.00%, 05/01/2040	1,847,224
675,825	4.50%, 07/01/2040	727,757
913,987	5.00%, 08/01/2040	1,015,695
1,228,036	4.00%, 11/01/2040	1,312,150
2,674,321	4.00%, 02/01/2041	2,929,369
1,290,312	4.50%, 06/01/2041	1,392,285
1,755,594	3.50%, 02/01/2042	1,868,341
1,919,484	3.50%, 03/01/2042	2,046,954
1,173,800	3.50%, 06/01/2042	1,251,750
1,506,451	3.50%, 07/01/2042	1,606,493
2,415,458	3.50%, 08/01/2042	2,575,866
2,081,383	3.00%, 09/01/2042	2,158,014
1,993,816	3.50%, 11/01/2042	2,126,223
	Federal National Mortgage Association
4,284	6.50%, 12/01/2013	4,372

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 750,000	2.50%, 05/15/2014	$773,246
1,000,000	1.13%, 06/27/2014	1,013,298
750,000	3.00%, 09/16/2014(c)	785,594
1,500,000	5.00%, 04/15/2015	1,659,243
1,000,000	4.38%, 10/15/2015	1,110,351
3,250,000	1.25%, 09/28/2016	3,334,321
2,700,000	5.00%, 05/11/2017	3,194,805
90,820	6.00%, 07/01/2017	97,571
78,545	5.00%, 06/01/2018	85,775
163,484	4.00%, 04/01/2019	175,672
65,784	5.00%, 10/01/2020	71,490
97,904	6.00%, 05/01/2021	107,037
328,672	3.50%, 06/01/2021	348,759
56,838	6.00%, 12/01/2021	62,461
40,492	8.00%, 11/01/2022	46,962
373,086	5.00%, 01/01/2024	409,974
1,557,017	4.50%, 05/01/2024	1,675,529
1,127,224	4.00%, 07/01/2024	1,234,862
633,197	4.00%, 02/01/2025	678,385
1,534,089	4.50%, 06/01/2025	1,655,410
1,426,658	4.00%, 01/01/2026	1,528,114
3,486,043	3.50%, 03/01/2026	3,700,180
1,657,624	3.00%, 12/01/2026	1,750,917
1,025,486	2.50%, 09/01/2027	1,064,476
985,727	2.50%, 10/01/2027	1,023,206
184,620	6.00%, 01/01/2029	210,835
585,893	4.50%, 01/01/2030	634,377
558,447	4.50%, 05/01/2030	604,660
1,586,910	4.00%, 09/01/2030	1,708,302
156,321	8.00%, 10/01/2030	193,669
1,217,601	3.50%, 01/01/2032	1,301,837
900,118	3.50%, 04/01/2032	962,390
183,628	6.50%, 06/01/2032	206,327
152,724	7.00%, 07/01/2032	178,058
315,835	6.50%, 08/01/2032	357,574
1,965,732	3.00%, 09/01/2032	2,069,026
231,622	5.50%, 05/01/2033	262,087
402,917	5.00%, 07/01/2033	438,977
353,719	5.00%, 09/01/2033	385,377
783,619	5.00%, 12/01/2033	853,751
224,472	5.50%, 01/01/2034	246,204
1,104,010	5.50%, 03/01/2034	1,249,220
1,202,999	5.50%, 05/01/2034	1,316,116
357,191	5.50%, 02/01/2035	392,564
390,756	6.00%, 02/01/2035	434,520
124,596	5.00%, 07/01/2035	135,280
878,540	5.00%, 09/01/2035	955,227
528,797	5.50%, 09/01/2035	577,859
433,061	6.00%, 10/01/2035	477,165
809,318	5.50%, 11/01/2035	884,406
134,869	6.00%, 11/01/2035	148,604
86,108	5.50%, 12/01/2035	94,097
219,596	6.00%, 12/01/2035	245,220
365,319	6.00%, 02/01/2036	402,523
654,372	5.50%, 04/01/2036	712,990
225,653	6.00%, 04/01/2036	248,634
1,001,900	5.50%, 05/01/2036	1,094,856
315,439	6.00%, 06/01/2036	352,246
209,360	6.00%, 07/01/2036	229,209
139,358	6.50%, 08/01/2036	165,477

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$628,009	5.50%, 10/01/2036	$691,128
738,058	5.50%, 11/01/2036	802,844
259,917	5.00%, 05/01/2037	281,555
377,501	5.00%, 07/01/2037	411,286
288,364	6.00%, 08/01/2037	315,704
1,533,965	6.00%, 03/01/2038	1,712,957
1,159,782	5.50%, 06/01/2038	1,260,136
852,362	5.50%, 07/01/2038	942,897
220,257	5.50%, 11/01/2038	243,219
1,993,030	6.00%, 11/01/2038	2,198,869
1,483,135	4.50%, 04/01/2039	1,646,654
966,793	4.50%, 05/01/2039	1,073,384
579,319	6.00%, 05/01/2039	639,150
2,922,143	4.50%, 06/01/2039	3,244,315
2,985,580	5.00%, 07/01/2039	3,234,123
3,247,843	4.50%, 08/01/2039	3,605,925
3,018,050	5.00%, 08/01/2039	3,350,407
775,925	5.50%, 08/01/2039	843,065
1,917,646	5.00%, 12/01/2039	2,156,260
1,163,366	4.50%, 03/01/2040	1,291,630
1,511,007	4.50%, 06/01/2040	1,637,462
1,759,313	5.00%, 06/01/2040	1,953,054
940,949	4.50%, 08/01/2040	1,036,752
382,604	4.50%, 09/01/2040	421,559
3,229,509	4.50%, 11/01/2040	3,543,423
1,202,059	5.00%, 11/01/2040	1,329,926
881,764	5.00%, 01/01/2041	1,000,085
4,517,547	4.00%, 02/01/2041	4,925,238
1,929,226	4.50%, 03/01/2041	2,125,649
7,289,387	4.50%, 06/01/2041	8,010,885
1,141,358	4.50%, 09/01/2041	1,257,565
1,292,506	4.50%, 10/01/2041	1,424,102
2,730,366	4.00%, 12/01/2041	3,000,662
2,167,862	4.00%, 01/01/2042	2,326,921
2,662,171	4.00%, 02/01/2042	2,857,498
2,769,799	3.50%, 07/01/2042	2,961,420
6,190,763	3.00%, 09/01/2042	6,494,791
5,405,036	3.50%, 09/01/2042	5,778,967
2,191,971	3.50%, 10/01/2042	2,343,616
1,996,748	3.00%, 12/01/2042	2,094,340
	Government National Mortgage Association
17,187	9.00%, 01/15/2017	19,125
221,965	5.00%, 09/15/2018	243,370
18,348	9.00%, 04/15/2021	19,766
38,199	7.00%, 07/15/2025	44,541
16,812	7.50%, 12/15/2025	20,134
716,533	3.50%, 02/15/2026	769,631
583,886	4.00%, 04/20/2026	623,730
1,237,947	3.50%, 11/20/2026	1,325,029
868,374	3.50%, 01/15/2027	929,730
4,688,985	2.50%, 04/15/2027	4,948,687
955,790	3.00%, 06/20/2027	1,022,446
825,765	5.00%, 11/15/2033	909,151
240,112	5.50%, 12/15/2035	264,697
291,568	5.00%, 12/20/2035	321,102
494,092	6.00%, 01/20/2036	554,200
684,085	5.50%, 02/20/2036	769,508
263,243	5.50%, 04/15/2037	290,216
481,855	5.00%, 08/15/2038	525,895

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$3,371,443	5.00%, 06/15/2039	$3,745,606
1,376,573	4.00%, 11/15/2039	1,514,954
2,266,040	4.50%, 01/20/2040	2,498,405
3,028,695	4.00%, 05/20/2040	3,311,129
1,229,486	4.50%, 07/20/2040	1,359,483
593,006	5.50%, 07/20/2040	650,849
1,072,750	4.50%, 09/20/2040	1,186,186
2,562,803	4.00%, 10/15/2040	2,846,859
3,116,814	4.00%, 01/15/2041	3,421,367
1,246,592	5.00%, 03/20/2041	1,376,714
1,354,849	4.00%, 08/15/2041	1,487,235
385,610	4.50%, 12/20/2041	425,392
4,394,581	3.50%, 06/15/2042	4,779,201
4,362,899	3.50%, 06/20/2042	4,746,295
3,758,004	4.00%, 06/20/2042	4,094,356
999,782	Greenwich Capital Commercial Funding Corp Series 2003-C2, Class A4
	4.92%, 01/05/2036	1,018,537
1,250,000	GS Mortgage Securities Corp II Series 2005-GG4, Class A4
	4.76%, 07/10/2039	1,347,162
500,000	JP Morgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5, Class AM(b)
	5.24%, 12/15/2044	557,028
1,500,000	Morgan Stanley Capital I Trust 2005-IQ10 Series 2005-IQ10, Class A4A
	5.23%, 09/15/2042	1,650,882
1,250,000	Morgan Stanley Capital I Trust 2006-TOP21 Series 2006-T21, Class A4
	5.16%, 10/12/2052	1,388,677
2,000,000	Morgan Stanley Capital I Trust 2007-TOP25 Series 2007-T25, Class A3(c)
	5.51%, 11/12/2049	2,319,950
	Tennessee Valley Authority
750,000	3.88%, 02/15/2021	870,339
1,000,000	1.88%, 08/15/2022(c)	992,053
1,260,000	7.13%, 05/01/2030	1,932,323
	Wachovia Bank Commercial Mortgage Trust
423,558	Series 2004-C10, Class A4 4.75%, 02/15/2041	438,465
2,694,000	Series 2005-C20, Class A7 5.12%, 07/15/2042	2,957,702
1,728,701	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a)
	3.35%, 11/15/2043	1,866,677

		275,251,771

Municipal Bonds and Notes — 0.21%
500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	632,850

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Municipal Bonds and Notes — (continued)
$1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	$	1,169,790

			1,802,640

Technology — 0.55%
500,000	Applied Materials Inc
	2.65%, 06/15/2016		525,886
500,000	Computer Sciences Corp
	6.50%, 03/15/2018		583,231
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015		507,214
1,500,000	Hewlett-Packard Co
	2.13%, 09/13/2015		1,498,963
1,500,000	HP Enterprise Services LLC(b)
	6.00%, 08/01/2013		1,537,774
			4,653,068

U.S. Government Agency Obligations — 1.26%
	Federal Home Loan Bank
1,300,000	5.25%, 06/18/2014		1,395,640
5,250,000	5.50%, 08/13/2014		5,699,547
1,250,000	4.75%, 12/16/2016(c)		1,449,894
	Federal Home Loan Mortgage Corp
750,000	1.00%, 08/20/2014		758,751
500,000	5.25%, 04/18/2016		578,332
500,000	Resolution Funding Corp
	9.38%, 10/15/2020		790,835

			10,672,999

U.S. Treasury Bonds and Notes — 37.42%
	United States Treasury Note/Bond
500,000	1.00%, 01/15/2014		504,180
4,600,000	1.75%, 01/31/2014		4,676,728
5,700,000	4.00%, 02/15/2014		5,941,583
1,000,000	0.25%, 02/28/2014		1,000,547
3,000,000	1.88%, 02/28/2014		3,057,774
3,500,000	1.25%, 03/15/2014		3,543,477
2,750,000	0.25%, 03/31/2014		2,751,290
3,600,000	1.75%, 03/31/2014		3,668,483
2,000,000	1.88%, 04/30/2014		2,043,828
4,000,000	1.00%, 05/15/2014		4,042,812
500,000	0.75%, 06/15/2014(c)		503,887
3,000,000	0.13%, 07/31/2014		2,994,960
2,000,000	2.63%, 07/31/2014		2,075,234
1,750,000	0.50%, 08/15/2014		1,757,656
9,400,000	0.25%, 08/31/2014		9,402,566
3,250,000	2.38%, 08/31/2014		3,365,021
1,700,000	0.25%, 09/15/2014		1,700,398
5,500,000	0.50%, 10/15/2014		5,524,920
9,500,000	0.25%, 10/31/2014(c)		9,502,223
500,000	2.38%, 10/31/2014		519,258
2,250,000	0.38%, 11/15/2014		2,255,274
4,500,000	2.63%, 12/31/2014		4,712,346
1,000,000	0.25%, 02/15/2015		999,531

Principal Amount			Value

U.S. Treasury Bonds and Notes — (continued)
$7,900,000	4.00%, 02/15/2015	$	8,519,660
1,000,000	2.50%, 03/31/2015		1,049,688
2,900,000	0.38%, 04/15/2015		2,905,211
14,750,000	4.13%, 05/15/2015		16,076,349
750,000	2.13%, 05/31/2015		782,519
2,000,000	1.88%, 06/30/2015		2,077,500
2,000,000	1.75%, 07/31/2015		2,073,124
8,200,000	4.25%, 08/15/2015		9,034,735
4,400,000	0.25%, 09/15/2015		4,390,373
2,750,000	1.25%, 09/30/2015		2,818,750
1,000,000	0.38%, 11/15/2015		1,000,938
5,800,000	4.50%, 11/15/2015		6,485,125
4,500,000	1.38%, 11/30/2015		4,632,187
3,700,000	2.13%, 12/31/2015		3,893,384
6,600,000	2.00%, 04/30/2016		6,943,919
1,350,000	7.25%, 05/15/2016		1,657,336
1,000,000	1.75%, 05/31/2016		1,044,609
2,000,000	3.25%, 05/31/2016		2,190,000
2,650,000	1.50%, 06/30/2016		2,746,889
2,500,000	3.25%, 06/30/2016		2,742,382
1,000,000	3.25%, 07/31/2016		1,098,906
4,800,000	4.88%, 08/15/2016(c)		5,556,000
750,000	1.00%, 08/31/2016		764,297
3,900,000	1.00%, 10/31/2016		3,974,342
2,000,000	3.13%, 10/31/2016		2,198,282
5,000,000	0.88%, 12/31/2016		5,068,750
2,900,000	3.25%, 12/31/2016		3,211,750
1,000,000	0.88%, 02/28/2017		1,013,125
3,000,000	0.88%, 04/30/2017		3,036,798
750,000	4.50%, 05/15/2017		875,918
1,775,000	2.75%, 05/31/2017		1,940,574
2,000,000	2.50%, 06/30/2017		2,166,718
1,000,000	2.38%, 07/31/2017		1,078,359
3,200,000	4.75%, 08/15/2017		3,799,251
2,250,000	0.63%, 08/31/2017		2,247,889
1,750,000	1.88%, 08/31/2017		1,848,301
1,000,000	1.88%, 09/30/2017		1,055,938
1,000,000	0.75%, 10/31/2017		1,003,281
500,000	1.88%, 10/31/2017		528,164
4,000,000	0.75%, 12/31/2017		4,006,875
1,000,000	2.75%, 12/31/2017		1,100,312
1,250,000	2.63%, 01/31/2018		1,367,969
4,400,000	3.50%, 02/15/2018(c)		5,010,157
2,000,000	2.63%, 04/30/2018		2,191,876
750,000	2.38%, 06/30/2018		812,813
7,850,000	1.50%, 08/31/2018		8,127,819
3,000,000	1.38%, 09/30/2018		3,083,907
3,000,000	1.38%, 12/31/2018		3,078,048
3,000,000	1.25%, 01/31/2019		3,054,375
1,000,000	1.38%, 02/28/2019		1,024,766
750,000	3.13%, 05/15/2019		849,375
1,000,000	3.63%, 08/15/2019		1,164,453
4,550,000	1.00%, 08/31/2019		4,523,342
1,000,000	1.25%, 10/31/2019		1,008,281
3,870,000	3.63%, 02/15/2020		4,521,855
2,175,000	3.50%, 05/15/2020		2,525,210
2,400,000	2.63%, 08/15/2020		2,635,500
2,000,000	2.63%, 11/15/2020		2,195,000
1,900,000	3.63%, 02/15/2021		2,230,273
1,000,000	3.13%, 05/15/2021		1,133,984

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

U.S. Treasury Bonds and Notes — (continued)
$2,250,000	8.13%, 05/15/2021	$	3,453,048
2,700,000	2.13%, 08/15/2021		2,838,375
2,000,000	2.00%, 11/15/2021		2,075,782
650,000	8.00%, 11/15/2021		1,003,692
1,000,000	2.00%, 02/15/2022		1,034,141
2,000,000	1.75%, 05/15/2022		2,017,344
700,000	1.63%, 08/15/2022		695,407
2,650,000	7.25%, 08/15/2022		3,989,286
1,000,000	1.63%, 11/15/2022(c)		989,062
1,800,000	6.25%, 08/15/2023		2,580,750
300,000	7.50%, 11/15/2024		477,750
1,100,000	6.88%, 08/15/2025		1,694,172
750,000	6.75%, 08/15/2026		1,158,750
600,000	6.38%, 08/15/2027		909,094
400,000	6.13%, 11/15/2027		594,250
850,000	5.25%, 11/15/2028		1,174,328
750,000	6.25%, 05/15/2030		1,159,688
1,500,000	5.38%, 02/15/2031(c)		2,141,250
2,950,000	4.50%, 02/15/2036		3,882,477
2,000,000	4.75%, 02/15/2037		2,728,750
1,500,000	4.38%, 02/15/2038		1,946,250
750,000	4.50%, 05/15/2038		991,406
1,100,000	3.50%, 02/15/2039		1,243,516
1,000,000	4.38%, 11/15/2039		1,300,938
500,000	4.63%, 02/15/2040		675,547
2,775,000	4.38%, 05/15/2040		3,612,270
2,150,000	3.88%, 08/15/2040		2,584,031
1,500,000	4.38%, 05/15/2041(c)		1,954,218
3,500,000	3.13%, 11/15/2041		3,663,516
1,750,000	3.13%, 02/15/2042		1,829,844
3,350,000	2.75%, 08/15/2042		3,234,844

			317,355,263

Utilities — 2.43%
1,000,000	Atmos Energy Corp
	8.50%, 03/15/2019		1,342,837
1,250,000	Electricite de France SA(a)
	6.95%, 01/26/2039		1,671,439
959,556	Elm Road Generating Station Supercritical LLC(a)
	4.67%, 01/19/2031		1,094,969
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022		1,049,538
500,000	5.40%, 11/01/2024		605,060
500,000	Florida Gas Transmission Co LLC(a)
	5.45%, 07/15/2020		584,027
1,000,000	Florida Power Corp
	5.65%, 04/01/2040		1,257,847
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037		628,014
500,000	Kansas Gas & Electric Co(a)
	6.70%, 06/15/2019		636,466
1,500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017		1,741,056
500,000	Louisville Gas & Electric Co
	5.13%, 11/15/2040		606,012
500,000	Ohio Power Co
	4.85%, 01/15/2014		520,807

Principal Amount			Value

Utilities — (continued)
	Oncor Electric Delivery Co LLC
$500,000	6.80%, 09/01/2018	$	620,091
1,000,000	7.50%, 09/01/2038		1,354,783
1,000,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034		1,288,403
500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020		576,539
405,000	Pnpp II Funding Corp
	8.83%, 05/30/2016		466,365
500,000	Southwestern Electric Power Co
	6.45%, 01/15/2019		608,527
500,000	Southwestern Public Service Co
	8.75%, 12/01/2018		678,397
500,000	TECO Finance Inc
	4.00%, 03/15/2016		534,594
1,000,000	Texas-New Mexico Power Co(a)
	9.50%, 04/01/2019		1,340,767
500,000	Union Electric Co
	8.45%, 03/15/2039		856,259
500,000	Westar Energy Inc
	6.00%, 07/01/2014		535,433

			20,598,230

TOTAL BONDS AND NOTES — 98.55% (Cost $799,165,354)		$	835,684,502

SECURITIES LENDING COLLATERAL
6,999,252	Undivided interest of 10.15% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $6,999,252 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.		6,999,252

195,152	Undivided interest of 9.77% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $195,152 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.		195,152

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 6,999,252	Undivided interest of 12.98% in a repurchase agreement (principal amount/value $54,000,000 with a maturity value of $54,000,750) with Goldman Sachs & Co., 0.25%, dated 12/31/12, to be repurchased at $6,999,252 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 10/1/25 - 12/1/42, with a value of $55,080,000.	$	6,999,252

1,165,651	Undivided interest of 6.72% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $1,165,651 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.		1,165,651

33,375	Undivided interest of 9.67% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $33,375 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.		33,375

6,999,252	Undivided interest of 13.31% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $6,999,252 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.		6,999,252

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 1,912,760	Undivided interest of 13.20% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $1,912,760 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.	$	1,912,760

TOTAL SECURITIES LENDING COLLATERAL — 2.87% (Cost $24,304,694)		$	24,304,694

SHORT TERM INVESTMENTS
Repurchase Agreements
8,680,000	Undivided interest of 62.92% in a repurchase agreement (principal amount/value $13,795,000 with a maturity value of $13,795,115) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $8,680,072 on 1/2/13, collateralized by Federal Home Loan Mortgage Corp, 3.50%, 12/1/42, with a value of $14,070,901.		8,680,000

TOTAL SHORT TERM INVESTMENTS — 1.02% (Cost $8,680,000)		$	8,680,000

TOTAL INVESTMENTS — 102.44% (Cost $832,150,048)		$	868,669,196

OTHER ASSETS & LIABILITIES, NET — (2.44)%		$	(20,684,818)

TOTAL NET ASSETS — 100.00%		$	847,984,378

(a)	Restricted security; at December 31, 2012, the aggregate cost and fair value of restricted securities was $45,947,757 and $48,914,919, respectively, representing 5.77% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.
(c)	A portion or all of the security is on loan at December 31, 2012.
(d)	Illiquid security; at December 31, 2012, the aggregate cost and fair value of illiquid securities was $1,410,775 and $1,645,836, respectively, representing 0.19% of net assets.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2012

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Bond Index Fund

ASSETS:
Investments in securities, fair value (including $23,802,279 of securities on loan)(a)	$868,669,196
Cash	325,636
Interest receivable	5,697,660
Subscriptions receivable	6,351,314
Receivable for investments sold	176,868

Total Assets	881,220,674

LIABILITIES:
Payable to investment adviser	353,540
Payable upon return of securities loaned	24,304,694
Redemptions payable	4,364,585
Payable for investments purchased	4,213,168
Payable for distribution fees	309

Total Liabilities	33,236,296

NET ASSETS	$847,984,378

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,100,399
Paid-in capital in excess of par	803,176,356
Net unrealized appreciation on investments	36,519,148
Accumulated net realized gain on investments	2,188,475

TOTAL NET ASSETS
Initial Class	$846,480,168

Class L	$1,504,210

CAPITAL STOCK:
Authorized
Initial Class	105,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	60,847,417
Class L	156,574
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.91

Class L	$9.61

(a) Cost of investments	$832,150,048

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Bond Index Fund

INVESTMENT INCOME:
Interest	$20,513,044
Income from securities lending	17,918

Total Income	20,530,962

EXPENSES:
Management fees	3,742,808
Distribution fees - Class L	2,448

Total Expenses	3,745,256

Less amount waived by distributor - Class L	32

Net Expenses	3,745,224

NET INVESTMENT INCOME	16,785,738

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	9,956,670
Net change in unrealized appreciation on investments	1,948,248

Net Realized and Unrealized Gain on Investments	11,904,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,690,656

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Bond Index Fund

OPERATIONS:
Net investment income	$16,785,738	$15,564,362
Net realized gain	9,956,670	2,317,472
Net change in unrealized appreciation	1,948,248	21,143,977

Net Increase in Net Assets Resulting from Operations	28,690,656	39,025,811

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(19,089,706)	(15,254,612)
Class L	(50,229)	(12,360)

From net investment income	(19,139,935)	(15,266,972)

From net realized gains
Initial Class	(6,435,515)	(1,857,116)
Class L	(16,171)	(1,325)

From net realized gains	(6,451,686)	(1,858,441)

Total Distributions	(25,591,621)	(17,125,413)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	456,094,871	420,667,748
Class L	1,544,396	540,310
Shares issued in reinvestment of distributions
Initial Class	25,525,221	17,111,728
Class L	66,400	13,685
Shares redeemed
Initial Class	(285,114,552)	(250,888,094)
Class L	(543,184)	(73,742)

Net Increase in Net Assets Resulting from Capital Share Transactions	197,573,152	187,371,635

Total Increase in Net Assets	200,672,187	209,272,033

NET ASSETS:
Beginning of year	647,312,191	438,040,158

End of year	$847,984,378	$647,312,191

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	32,568,859	31,043,842
Class L	156,860	54,209
Shares issued in reinvestment of distributions
Initial Class	1,832,697	1,252,073
Class L	6,859	1,399
Shares redeemed
Initial Class	(20,336,865)	(18,466,754)
Class L	(55,219)	(7,534)

Net Increase	14,173,191	13,877,235

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Bond Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$13.83		$13.29	$13.10	$12.96	$12.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	(a)	0.37	0.45	0.54	0.58
Net realized and unrealized gain	0.23		0.58	0.39	0.25	0.21

Total From Investment Operations	0.54		0.95	0.84	0.79	0.79

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.37)	(0.45)	(0.54)	(0.58)
From net realized gains	(0.11)		(0.04)	(0.20)	(0.11)	–

Total Distributions	(0.46)		(0.41)	(0.65)	(0.65)	(0.58)

NET ASSET VALUE, END OF YEAR	$13.91		$13.83	$13.29	$13.10	$12.96

TOTAL RETURN(b)	3.90%		7.21%	6.50%	6.18%	6.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$846,480		$646,842	$438,040	$355,602	$274,554
Ratio of expenses to average net assets	0.50%		0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.24%		2.87%	3.43%	4.27%	4.60%
Portfolio turnover rate(c)	44%		29%	48%	34%	31%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2012		2011 (a)
Great-West Bond Index Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.48
Net realized and unrealized gain (loss)	0.16		(0.17)

Total From Investment Operations	0.35		0.31

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.48)
From net realized gains	(0.11)		(0.04)

Total Distributions	(0.53)		(0.52)

NET ASSET VALUE, END OF YEAR	$9.61		$9.79

TOTAL RETURN(c) (d)	3.65%		3.15%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,504		$470
Ratio of expenses to average net assets
Before waiver	0.75%		0.75%	(f)
After waiver	0.75%		0.73%	(f)
Ratio of net investment income to average net assets
Before waiver	1.96%		2.41%	(f)
After waiver	1.96%		2.43%	(f)
Portfolio turnover rate(g)	44%		29%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Bond Index Portfolio’s name changed to Great-West Bond Index Fund. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the

Annual Report - December 31, 2012

market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Asset-Backed and Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Annual Report - December 31, 2012

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its

Annual Report - December 31, 2012

fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $138,648,568 and $71,935,245, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $378,655,770 and $252,730,164, respectively.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $831,510,083. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $37,676,817 and gross depreciation of securities in which there was an excess of tax cost over value of $517,704 resulting in net appreciation of $37,159,113.

5.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $23,802,279 and received collateral of $24,304,694 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of

Annual Report - December 31, 2012

dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$ –	$2,354,197	$(2,354,197)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

		2012		2011
Distributions paid from:
Ordinary income	$	19,139,935	$	15,266,972
Long-term capital gain		6,451,686		1,858,441

	$	25,591,621	$	17,125,413

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	176,371
Undistributed capital gains		1,372,139

Net accumulated earnings		1,548,510

Net unrealized appreciation on investments		37,159,113
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	38,707,623

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

7.  TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Bond Index Fund (formerly, Maxim Bond Index Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Bond Index Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and	64	N/A
			FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance
Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

John A. Clouthier	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1967			West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital	N/A	N/A

1967			Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

* A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013